PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 119,905	$ 117,613
Less: Accumulated depreciation	(39,967)	(37,391)
Property, plant and equipment, net	79,938	80,222
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	71,037	72,643
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,148	7,594
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,377	6,263
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,886	4,012
Electronic and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	23,704	25,942
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 5,753	$ 1,159